Note 13	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through other comprehensive income [abstract]
Disclosure of Financial Assets At Fair Value Through Other Comprehensive Income [Text Block]	Financial assets at fair value through other comprehensive incomeBreakdown of the balance
The breakdown of the balance by the main financial instruments in the consolidated balance sheets is as follows:

Financial assets at fair value through other comprehensive income (Millions of Euros)
	Notes	2023	2022	2021
Equity instruments	7.2.2	1,217	1,198	1,320
Debt securities (1)		60,963	64,150	59,074
Loans and advances to credit institutions	7.2.2	26	26	27
Total	8.1	62,205	65,374	60,421
Of which: loss allowances of debt securities		(84)	(123)	(74)
(1) This includes redesignations from the heading "Financial assets at amortized cost" due to the application of IFRS 17 (see Notes 1.3 and 2.3 and Appendix X). During financial years 2023, 2022 and 2021, there have been no other significant reclassifications from the heading “Financial assets at fair value through other comprehensive income” to other headings or from other headings to “Financial assets at fair value through other comprehensive income”.
Equity instruments
The breakdown of the balance under the heading "Equity instruments" of the consolidated financial statements as of December 31, 2023, 2022 and 2021 is as follows:

Financial assets at fair value through other comprehensive income. Equity instruments (Millions of Euros)
	2023	2022	2021
Listed equity instruments
Spanish companies shares	987	960	1,088
Foreign companies shares	111	138	125
Mexico	33	31	29
The United States	52	44	29
Turkey	6	7	5
Other countries	20	56	63
Subtotal listed equity instruments	1,098	1,098	1,214
Unlisted equity instruments
Spanish companies shares	12	12	11
Foreign companies shares	106	87	95
Subtotal unlisted equity instruments	119	100	107
Total	1,217	1,198	1,320
Debt securities
The breakdown of the balance under the heading “Debt securities” of the consolidated financial statements as of December 31, 2023, 2022 and 2021, broken down by issuers, is as follows:

Financial assets at fair value through other comprehensive income. Debt securities (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
Domestic debt securities
Government and other government agency	13,757	17,429	16,544
Central banks	—	—	—
Credit institutions	901	854	1,176
Other issuers	454	495	635
Subtotal	15,111	18,779	18,355
Foreign debt securities
Mexico	21,714	16,819	10,769
Government and other government agency	20,364	15,452	10,141
Central banks	—	—	—
Credit institutions	886	777	118
Other issuers	464	590	510
The United States	6,344	5,202	3,926
Government and other government agency	3,174	2,716	1,744
Central banks	—	—	—
Credit institutions	88	93	116
Other issuers	3,082	2,393	2,065
Turkey	2,459	3,858	2,920
Government and other government agency	2,445	3,858	2,920
Central banks	—	—	—
Credit institutions	—	—	—
Other issuers	14	—	—
Other countries	15,336	19,493	23,105
Other foreign governments and government agency	8,961	10,340	14,960
Central banks	508	3,094	1,696
Credit institutions	1,895	2,167	2,448
Other issuers	3,971	3,892	4,001
Subtotal	45,852	45,372	40,719
Total	60,963	64,150	59,074
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
The credit ratings of the issuers of debt securities as of December 31, 2023, 2022 and 2021 are as follows:

Debt securities by rating
	2023		2022 ⁽¹⁾		2021
	Fair value (Millions of Euros)%		Fair value (Millions of Euros)%		Fair value (Millions of euros)%
AAA	1,000	1.6%	3,339	5.2%	2,413	4.1%
AA+	3,685	6.0%	490	0.8%	586	1.0%
AA	384	0.6%	420	0.7%	646	1.1%
AA-	642	1.1%	501	0.8%	327	0.6%
A+	1,798	3.0%	3,866	6.0%	6,179	10.5%
A	1,747	2.9%	1,725	2.7%	1,676	2.8%
A-	16,009	26.3%	20,350	31.7%	18,760	31.8%
BBB+	22,854	37.5%	17,252	26.9%	11,465	19.4%
BBB	8,327	13.7%	7,470	11.6%	10,961	18.6%
BBB-	858	1.4%	1,111	1.7%	1,310	2.2%
BB+ or below	3,480	5.7%	7,366	11.5%	4,379	7.4%
Unclassified	178	0.3%	258	0.4%	372	0.6%
Total	60,963	100.0%	64,150	100.0%	59,074	100.0%
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
Gains/losses
The changes in the gains/losses (net of taxes) in 2023, 2022 and 2021 of debt securities recognized under the equity heading “Accumulated other comprehensive income (loss) – Items that may be reclassified to profit or loss – Fair value changes of debt instruments measured at fair value through other comprehensive income” and equity instruments recognized under the equity heading “Accumulated other comprehensive income (loss) – Items that will not be reclassified to profit or loss –Fair value changes of equity instruments measured at fair value through other comprehensive income” in the consolidated balance sheets are as follows:

Other comprehensive income - Changes in gains (losses) (Millions of Euros)
		Debt securities			Equity instruments
	Notes	2023	2022 ⁽¹⁾	2021	2023	2022 ⁽¹⁾	2021
Balance at the beginning		(809)	1,274	2,069	(1,194)	(1,079)	(1,256)
Valuation gains and losses		659	(3,049)	(1,058)	80	(112)	183
Amounts transferred to income		5	20	(63)
Amounts transferred to Reserves					2	(2)	—
Income tax and other		(211)	946	325	(1)	(1)	(7)
Balance at the end	30	(357)	(809)	1,274	(1,112)	(1,194)	(1,079)
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
In 2023, 2022 and 2021, equity instruments presented an increase of €80 million, a decrease of €112 million and an increase of €183 million, respectively, in the heading “Gains and losses from valuation - Accumulated other comprehensive income - Items that will not be reclassified to profit and loss - Fair value changes of equity instruments measured at fair value through other comprehensive income”, mainly due to changes in Telefonica’s share price. Likewise, the valuations of debt securities have been affected by the evolution of interest rates.